Intangible Assets and Goodwill - Schedule of Intangible Asset (Details) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2025		Sep. 30, 2024
Schedule of Intangible Asset [Abstract]
Balance		$ 14	[1]	$ 14
Acquisitions	[2]	109
Transfer and reclassification		1
Balance		$ 124		$ 14

[1]	prior period comparatives have been reclassified to conform with the current period presentation
[2]	For acquisitions and divestments, refer to Note 4 for further details.